LVIP PIMCO Low Duration Bond Fund
Schedule of Investments
September 30, 2021 (unaudited)
	Principal Amount°	Value (U.S. $)
AGENCY ASSET-BACKED SECURITY–0.06%
•SLC Student Loan Trust Series 2005-3 A3 0.24% (LIBOR03M + 0.12%) 6/15/29	603,918	$ 602,558
Total Agency Asset-Backed Security (Cost $602,435)		602,558
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–6.52%
Fannie Mae REMICs
•Series 2011-86 NF 0.64% (LIBOR01M + 0.55%) 9/25/41	1,221,992	1,237,849
Series 2013-6 JB 1.50% 2/25/43	7,503,890	7,517,573
•Series 2014-49 AF 0.42% (LIBOR01M + 0.32%) 8/25/44	510,823	508,940
•Series 2017-95 FA 0.45% (LIBOR01M + 0.35%) 11/25/47	2,962,517	2,964,235
•Series 2019-53 FA 0.50% (LIBOR01M + 0.40%) 9/25/49	3,322,517	3,323,830
•Series 2020-29 FC 0.90% (LIBOR01M + 0.80%) 5/25/50	3,718,275	3,782,070
Freddie Mac REMICs
• 0.50% (LIBOR01M + 0.40%) 12/15/38	4,526,468	4,522,002
1.50% 12/15/42	7,648,418	7,664,629
•Series 4347 WF 0.50% (LIBOR01M + 0.40%) 1/15/40	1,187,323	1,184,905
•Series 4367 GF 0.45% (LIBOR01M + 0.35%) 3/15/37	3,391,313	3,379,534
•Series 4419 AF 0.44% (LIBOR01M + 0.34%) 6/15/40	2,075,060	2,070,757
•Series 4730 WF 0.45% (LIBOR01M + 0.35%) 8/15/38	3,568,598	3,558,813
Series 4948 E 2.50% 10/25/48	525,857	538,018
Series 5115 CD 1.00% 8/15/44	8,306,472	8,252,265
•Freddie Mac Strips
Series 328 F4 0.45% (LIBOR01M + 0.35%) 2/15/38	3,448,907	3,424,008
Series 330 F4 0.45% (LIBOR01M + 0.35%) 10/15/37	1,618,178	1,602,811
•GNMA
Series 2016-H11 F 0.89% (LIBOR01M + 0.80%) 5/20/66	2,031,118	2,072,292
Series 2016-H17 FC 0.92% (LIBOR01M + 0.83%) 8/20/66	1,774,634	1,814,547
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•GNMA (continued)
Series 2016-H19 FA 0.87% (LIBOR01M + 0.78%) 9/20/66	1,604,212	$ 1,633,438
Total Agency Collateralized Mortgage Obligations (Cost $60,626,579)		61,052,516
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITY–0.13%
•Fannie Mae-Aces Series 2017-M13 FA 0.49% (LIBOR01M + 0.40%) 10/25/24	1,174,793	1,175,894
Total Agency Commercial Mortgage-Backed Security (Cost $1,174,793)		1,175,894
AGENCY OBLIGATIONS–6.93%
Federal Home Loan Banks
×0.90% 2/26/27	4,700,000	4,651,566
0.92% 2/26/27	9,400,000	9,311,116
Federal Home Loan Mortgage
0.65% 10/27/25	12,000,000	11,913,761
0.80% 10/27/26	9,000,000	8,886,391
Federal National Mortgage Association
0.65% 8/25/25	18,300,000	18,196,056
0.70% 7/30/25	7,000,000	6,981,580
0.88% 12/18/26	5,000,000	4,945,576
Total Agency Obligations (Cost $65,344,021)		64,886,046
CORPORATE BONDS–48.97%
Aerospace & Defense–0.97%
Boeing
1.43% 2/4/24	1,100,000	1,101,644
4.51% 5/1/23	7,595,000	8,023,828
		9,125,472
Agriculture–0.89%
BAT Capital 3.22% 8/15/24	908,000	962,576
Imperial Brands Finance
3.13% 7/26/24	5,500,000	5,787,029
3.75% 7/21/22	1,600,000	1,631,403
		8,381,008
Airlines–0.39%
♦Continental Airlines Pass Through Trust 5.98% 10/19/23	358,885	363,555
Delta Air Lines 3.63% 3/15/22	3,200,000	3,228,318
♦Northwest Airlines Pass Through Trust 6.26% 5/20/23	60,944	61,127
		3,653,000
Auto Manufacturers–5.31%
Daimler Finance North America
0.75% 3/1/24	5,000,000	5,009,409
•1.02% (LIBOR03M + 0.90%) 2/15/22	8,500,000	8,526,438
Ford Motor Credit
•1.00% (LIBOR03M + 0.88%) 10/12/21	800,000	800,000
4.25% 9/20/22	2,900,000	2,965,975
LVIP PIMCO Low Duration Bond Fund–1

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
Ford Motor Credit (continued)
5.60% 1/7/22	1,000,000	$ 1,011,950
General Motors Financial
3.55% 7/8/22	1,400,000	1,433,327
4.20% 11/6/21	5,200,000	5,218,347
Hyundai Capital America
1.15% 11/10/22	5,000,000	5,027,693
1.25% 9/18/23	600,000	605,188
2.85% 11/1/22	2,800,000	2,867,189
Nissan Motor Acceptance
•0.78% (LIBOR03M + 0.65%) 7/13/22	600,000	600,759
•1.02% (LIBOR03M + 0.89%) 1/13/22	3,100,000	3,105,141
2.60% 9/28/22	200,000	203,658
2.65% 7/13/22	6,000,000	6,091,160
Stellantis Finance US 1.71% 1/29/27	2,000,000	1,993,471
Volkswagen Group of America Finance 0.88% 11/22/23	3,500,000	3,517,550
VW Credit Canada 2.65% 6/27/22	1,000,000	801,243
		49,778,498
Banks–15.92%
•Banco Santander Chile 1.32% (LIBOR03M + 1.20%) 11/28/21	2,000,000	2,002,145
μBank of America 3.30% 4/24/24	6,000,000	4,909,526
Barclays
•1.50% (LIBOR03M + 1.38%) 5/16/24	5,500,000	5,594,759
μ4.34% 5/16/24	4,000,000	4,234,061
•Citigroup 1.55% (LIBOR03M + 1.43%) 9/1/23	8,000,000	8,092,320
μCredit Agricole 1.25% 1/26/27	350,000	345,054
Danske Bank
μ1.17% 12/8/23	2,380,000	2,391,324
•1.17% (LIBOR03M + 1.06%) 9/12/23	6,200,000	6,271,494
5.00% 1/12/22	2,000,000	2,024,042
•First Abu Dhabi Bank PJSC 1.08% (LIBOR03M + 0.95%) 4/16/22	2,000,000	2,004,800
Goldman Sachs Group
0.52% 3/8/23	3,100,000	3,101,581
μ2.88% 10/31/22	3,250,000	3,255,633
HSBC Holdings
μ0.98% 5/24/25	3,100,000	3,094,540
•1.12% 2/16/24	4,700,000	3,424,820
•1.34% (LIBOR03M + 1.23%) 3/11/25	2,350,000	2,396,053
•JPMorgan Chase & Co 3.60% (LIBOR03M + 3.47%) 1/30/22	2,787,000	2,802,251
μJPMorgan Chase & Co. 0.70% 3/16/24	2,200,000	2,206,353
Lloyds Banking Group
μ2.86% 3/17/23	2,600,000	2,628,933
4.05% 8/16/23	6,500,000	6,920,480
Mitsubishi UFJ Financial Group
1.41% 7/17/25	4,000,000	4,023,148
2.62% 7/18/22	4,896,000	4,986,151
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Mitsubishi UFJ Financial Group (continued)
3.76% 7/26/23	6,000,000	$ 6,356,763
Mizuho Financial Group
•0.72% (LIBOR03M + 0.61%) 9/8/24	3,000,000	3,015,924
•0.76% (LIBOR03M + 0.63%) 5/25/24	2,617,000	2,633,642
•0.96% (LIBOR03M + 0.85%) 9/13/23	2,400,000	2,415,031
μ1.24% 7/10/24	2,300,000	2,326,841
μMorgan Stanley
0.73% 4/5/24	5,000,000	5,016,597
0.79% 5/30/25	3,900,000	3,888,028
μNatwest Group
3.50% 5/15/23	5,000,000	5,090,993
4.52% 6/25/24	4,200,000	4,470,371
•QNB Finance 1.13% (LIBOR03M + 1.00%) 5/2/22	3,800,000	3,809,500
Santander Holdings USA 3.40% 1/18/23	900,000	930,727
μSociete Generale 1.49% 12/14/26	5,600,000	5,537,538
Standard Chartered
•1.30% (SOFR + 1.25%) 10/14/23	3,600,000	3,634,113
μ1.32% 10/14/23	1,800,000	1,811,330
Sumitomo Mitsui Financial Group
0.51% 1/12/24	3,000,000	2,990,291
1.47% 7/8/25	2,500,000	2,520,125
2.78% 10/18/22	6,000,000	6,156,897
•UBS AG 0.89% 7/30/25	2,000,000	1,466,518
μUBS Group 1.01% 7/30/24	1,800,000	1,811,654
Wells Fargo & Co 2.51% 10/27/23	8,000,000	6,506,199
		149,098,550
Building Materials–0.44%
Carrier Global 2.24% 2/15/25	4,000,000	4,143,982
		4,143,982
Chemicals–0.44%
International Flavors & Fragrances 1.23% 10/1/25	4,200,000	4,165,410
		4,165,410
Commercial Services–0.30%
Global Payments 1.20% 3/1/26	2,800,000	2,771,636
		2,771,636
Computers–0.56%
Dell International 5.45% 6/15/23	4,900,000	5,255,400
		5,255,400
Diversified Financial Services–6.21%
AerCap Ireland Capital 3.95% 2/1/22	1,100,000	1,109,200
Air Lease 4.25% 2/1/24	5,200,000	5,581,008
Ally Financial 1.45% 10/2/23	4,500,000	4,566,465
Avolon Holdings Funding 2.88% 2/15/25	4,700,000	4,835,892
BOC Aviation
2.75% 12/2/23	2,000,000	2,065,960

LVIP PIMCO Low Duration Bond Fund–2

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
BOC Aviation (continued)
3.00% 5/23/22	4,000,000	$ 4,041,280
Cantor Fitzgerald 6.50% 6/17/22	3,500,000	3,642,441
International Lease Finance 5.88% 8/15/22	800,000	836,715
LeasePlan 2.88% 10/24/24	5,000,000	5,233,832
LSEGA Financing 0.65% 4/6/24	6,500,000	6,483,855
Mitsubishi UFJ Lease & Finance 2.65% 9/19/22	6,700,000	6,821,186
Nomura Holdings
1.85% 7/16/25	6,300,000	6,393,762
2.65% 1/16/25	2,600,000	2,708,332
ORIX 2.90% 7/18/22	2,000,000	2,040,762
Park Aerospace Holdings 4.50% 3/15/23	1,700,000	1,776,398
		58,137,088
Electric–3.16%
AES 1.38% 1/15/26	5,200,000	5,131,734
FirstEnergy 3.35% 7/15/22	3,030,000	3,065,905
Israel Electric 5.00% 11/12/24	4,000,000	4,434,360
•Korea Southern Power 0.99% 10/30/24	2,500,000	1,829,346
Pacific Gas and Electric
•1.60% (LIBOR03M + 1.48%) 6/16/22	1,400,000	1,400,450
1.75% 6/16/22	7,700,000	7,687,540
2.10% 8/1/27	1,300,000	1,268,681
2.95% 3/1/26	200,000	205,322
3.25% 6/15/23	100,000	102,713
3.40% 8/15/24	500,000	518,743
3.75% 2/15/24	100,000	104,313
3.85% 11/15/23	200,000	208,324
Southern California Edison 1.10% 4/1/24	3,600,000	3,617,392
		29,574,823
Food–0.10%
McCormick & Co. 2.70% 8/15/22	900,000	916,883
		916,883
Gas–0.26%
^British Transco International Finance 0.00% 11/4/21	520,000	519,812
CenterPoint Energy Resources
•0.62% (LIBOR03M + 0.50%) 3/2/23	700,000	700,111
0.70% 3/2/23	1,200,000	1,200,065
		2,419,988
Health Care Services–0.43%
CommonSpirit Health 1.55% 10/1/25	4,000,000	4,016,813
		4,016,813
Holding Companies-Diversified–0.23%
CK Hutchison International 19 3.25% 4/11/24	2,000,000	2,118,867
		2,118,867
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Home Builders–0.59%
DR Horton 4.38% 9/15/22	1,000,000	$ 1,026,707
Lennar
4.50% 4/30/24	3,000,000	3,243,690
5.88% 11/15/24	1,100,000	1,237,258
		5,507,655
Insurance–1.56%
•Athene Global Funding 1.36% (LIBOR03M + 1.23%) 7/1/22	9,000,000	9,070,967
Equitable Financial Life Global Funding 1.00% 1/9/26	4,500,000	4,416,512
GA Global Funding Trust 1.63% 1/15/26	1,100,000	1,109,662
		14,597,141
Investment Company Security–0.52%
KKR Financial Holdings 5.40% 5/23/33	4,500,000	4,837,230
		4,837,230
Lodging–0.46%
MGM Resorts International 7.75% 3/15/22	4,200,000	4,315,500
		4,315,500
Media–1.25%
Charter Communications Operating
•1.78% (LIBOR03M + 1.65%) 2/1/24	3,000,000	3,084,858
4.46% 7/23/22	2,000,000	2,050,815
4.50% 2/1/24	3,000,000	3,245,722
TWDC Enterprises 18 2.76% 10/7/24	4,000,000	3,292,831
		11,674,226
Oil & Gas–0.90%
BG Energy Capital 4.00% 10/15/21	3,000,000	3,004,491
Petronas Energy Canada 2.11% 3/23/28	2,400,000	2,409,017
Woodside Finance
3.65% 3/5/25	800,000	850,147
3.70% 9/15/26	2,000,000	2,160,220
		8,423,875
Packaging & Containers–0.67%
Berry Global
0.95% 2/15/24	2,100,000	2,102,373
1.57% 1/15/26	4,200,000	4,198,908
		6,301,281
Pharmaceuticals–1.00%
AbbVie 2.30% 11/21/22	7,400,000	7,552,545
Bayer US Finance 3.00% 10/8/21	1,200,000	1,200,343
Bristol-Myers Squibb 3.20% 6/15/26	600,000	654,152
		9,407,040
Pipelines–0.57%
Energy Transfer Operating 4.25% 3/15/23	1,700,000	1,772,240

LVIP PIMCO Low Duration Bond Fund–3

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Sabine Pass Liquefaction 6.25% 3/15/22	3,500,000	$ 3,540,146
		5,312,386
Retail–0.45%
7-Eleven 0.95% 2/10/26	4,300,000	4,223,098
		4,223,098
Savings & Loans–0.59%
Nationwide Building Society 2.00% 1/27/23	5,400,000	5,517,835
		5,517,835
Semiconductors–1.04%
Broadcom 3.46% 9/15/26	6,253,000	6,756,175
NXP
4.63% 6/1/23	1,000,000	1,063,358
4.88% 3/1/24	1,800,000	1,963,304
		9,782,837
Software–0.69%
Citrix Systems 1.25% 3/1/26	1,900,000	1,868,972
Oracle 1.65% 3/25/26	4,500,000	4,563,937
		6,432,909
Telecommunications–1.30%
•AT&T 1.26% 9/19/23	2,170,000	1,587,453
T-Mobile USA 1.50% 2/15/26	5,600,000	5,618,414
•Verizon Communications 1.23% 2/17/23	6,800,000	4,959,024
		12,164,891
Transportation–0.27%
Kansas City Southern
3.00% 5/15/23	1,250,000	1,295,170
3.13% 6/1/26	1,200,000	1,288,829
		2,583,999
Trucking & Leasing–1.50%
Aviation Capital Group 2.88% 1/20/22	6,100,000	6,131,814
•GATX 0.84% (LIBOR03M + 0.72%) 11/5/21	1,600,000	1,601,156
Penske Truck Leasing 3.45% 7/1/24	5,000,000	5,326,686
SMBC Aviation Capital Finance 3.00% 7/15/22	1,000,000	1,017,720
		14,077,376
Total Corporate Bonds (Cost $453,076,820)		458,716,697
MUNICIPAL BONDS–0.64%
State of Hawaii Series GB 0.80% 10/1/24	3,000,000	3,008,820
University of California Series BG 0.88% 5/15/25	3,000,000	3,027,103
Total Municipal Bonds (Cost $6,006,986)		6,035,923
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES–12.91%
•Accredited Mortgage Loan Trust Series 2004-3 2A2 1.29% (LIBOR01M + 1.20%) 10/25/34	8,523	$ 8,528
•AMMC CLO Series 2015-16A AR2 1.11% (LIBOR03M + 0.98%) 4/14/29	647,362	647,369
•Amortizing Residential Collateral Trust Series 2004-1 A5 1.09% (LIBOR01M + 1.00%) 10/25/34	32,289	32,298
•Arbor Realty Commercial Real Estate Notes Series 2019-FL1 A 1.23% (LIBOR01M + 1.15%) 5/15/37	1,100,000	1,100,347
•Ares XXXIX CLO Series 2016-39A A1R2 1.18% (LIBOR03M + 1.05%) 4/18/31	700,000	701,309
•Asset Backed Securities Home Equity Loan Trust Series 2004-HE2 M1 0.91% (LIBOR01M + 0.83%) 4/25/34	1,914,357	1,892,077
•Assurant CLO Series 2018-3A AR 1.17% (LIBOR03M + 1.04%) 10/20/31	600,000	600,193
•Atrium XII Series 12A AR 0.97% (LIBOR03M + 0.83%) 4/22/27	4,502,680	4,503,607
•Bain Capital Euro CLO 0.74% (EURIBOR03M + 0.74%) 1/20/32	3,000,000	3,461,132
•Bear Stearns Asset Backed Securities I Trust Series 2005-AQ1 M3 1.21% (LIBOR01M + 1.13%) 3/25/35	1,104,000	1,104,216
•Bear Stearns Asset Backed Securities Trust Series 2003-2 A3 1.59% (LIBOR01M + 1.50%) 3/25/43	43,226	43,685
•Carlyle Euro CLO DAC
Series 2017-3A A1R 0.70% (EURIBOR03M + 0.70%) 1/15/31	800,000	925,754
Series 2019-2A A1R 0.89% (EURIBOR03M + 0.89%) 8/15/32	2,900,000	3,348,260
•Catamaran CLO Series 2016-1A A1R 1.22% (LIBOR03M + 1.09%) 1/18/29	3,823,784	3,823,280
•CWABS Asset-Backed Certificates Trust Series 2004-6 1A1 0.63% (LIBOR01M + 0.54%) 12/25/34	1,657,963	1,623,968

LVIP PIMCO Low Duration Bond Fund–4

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Dryden XXVII-R Euro CLO Series 2017-27A AR 0.66% (EURIBOR03M + 0.66%) 4/15/33	1,800,000	$ 2,078,915
•Finance America Mortgage Loan Trust Series 2004-2 M1 0.91% (LIBOR01M + 0.83%) 8/25/34	400,498	399,993
Ford Auto Securitization Trust Series 2020-AA A2 0.89% 8/15/24	8,600,000	6,774,663
GMF Canada Leasing Trust Series 2020-1A A2 0.91% 7/20/23	5,500,421	4,341,867
•Harvest CLO XVI DAC Series 16A ARR 0.64% (EURIBOR03M + 0.64%) 10/15/31	3,900,000	4,488,801
Harvest CLO XXI DAC Series 21A A2R 1.04% 7/15/31	2,050,000	2,375,895
•HERA Commercial Mortgage Series 2021-FL1 A 1.14% (LIBOR01M + 1.05%) 2/18/38	3,700,000	3,700,839
•Invesco Euro CLO I DAC Series 1A A1R 0.65% (EURIBOR03M + 0.65%) 7/15/31	900,000	1,036,158
•LoanCore Issuer
Series 2019-CRE2 A 1.21% (LIBOR01M + 1.13%) 5/15/36	792,216	792,216
Series 2021-CRE5 A 1.38% (LIBOR01M + 1.30%) 7/15/36	500,000	500,000
•Man GLG Euro Clo III DAC Series 3A AR 0.68% (EURIBOR03M + 0.68%) 10/15/30	3,800,000	4,397,627
MBarc Credit Canada Series 2021-AA A2 0.63% 5/15/24	4,500,000	3,545,208
•MF1 Multifamily Housing Mortgage Loan Trust Series 2020-FL4 A 1.86% (LIBOR01M + 1.81%) 11/15/35	2,700,000	2,716,863
Navient Private Education Loan Trust
•Series 2015-AA A2B 1.28% (LIBOR01M + 1.20%) 12/15/28	587,937	591,402
Series 2020-IA A1A 1.33% 4/15/69	2,797,963	2,804,990
Navient Private Education Refi Loan Trust
Series 2020-A A2A 2.46% 11/15/68	3,000,000	3,101,628
Series 2020-HA A 1.31% 1/15/69	2,299,177	2,314,603
•OCP CLO Series 2015-9A A1R 0.93% (LIBOR03M + 0.80%) 7/15/27	181,613	181,634
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Palmer Square European Loan Funding DAC Series 2021-1A A 0.78% (EURIBOR03M + 0.78%) 4/15/31	250,000	$ 289,261
•Palmer Square Loan Funding
Series 2020-1A A1 0.93% (LIBOR03M + 0.80%) 2/20/28	2,283,063	2,283,193
Series 2021-4A A1 0.93% (LIBOR03M + 0.80%) 10/15/29	900,000	900,000
SMB Private Education Loan Trust
Series 2020-A A2A 2.23% 9/15/37	3,000,000	3,073,290
•Series 2020-PTA A2B 0.94% (LIBOR01M + 0.85%) 9/15/54	5,834,059	5,903,841
SoFi Professional Loan Program
Series 2016-F A2 3.02% 2/25/40	1,035,836	1,066,454
Series 2017-D A2FX 2.65% 9/25/40	595,075	606,534
•Sound Point CLO XII Series 2016-2A AR2 1.18% (LIBOR03M + 1.05%) 10/20/28	2,048,293	2,048,346
•Tikehau CLO Series 2015-1A ARR 0.87% (EURIBOR03M + 0.87%) 8/4/34	3,900,000	4,502,580
•Toro European CLO 6 DAC Series 6A AR 0.92% (EURIBOR03M + 0.92%) 1/12/32	3,000,000	3,478,573
•Towd Point Mortgage Trust
Series 2019-4 A1 2.90% 10/25/59	3,554,633	3,681,450
Series 2019-HY2 A1 1.09% (LIBOR01M + 1.00%) 5/25/58	1,464,400	1,475,635
Series 2019-MH1 A1 3.00% 11/25/58	1,529,809	1,551,326
Series 2019-SJ3 A1 3.00% 11/25/59	1,404,909	1,407,617
Series 2020-1 A1 2.71% 1/25/60	2,139,532	2,195,901
Series 2020-2 A1A 1.64% 4/25/60	6,165,131	6,211,752
•Tralee CLO V Series 2018-5A A1 1.24% (LIBOR03M + 1.11%) 10/20/28	4,768,154	4,768,278
•Venture XVII CLO Series 2014-17A ARR 1.01% (LIBOR03M + 0.88%) 4/15/27	4,098,108	4,098,272
•Venture XXVI CLO Series 2017-26A AR 1.23% (LIBOR03M + 1.10%) 1/20/29	1,400,000	1,400,004
Total Non-Agency Asset-Backed Securities (Cost $121,059,292)		120,901,632

LVIP PIMCO Low Duration Bond Fund–5

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–5.86%
•Avon Finance NO 2 Series 2A A 0.95% (SONIA03M IR + 0.90%) 9/20/48	3,463,568	$ 4,678,862
•Bear Stearns ARM Trust Series 2003-1 5A1 2.18% 4/25/33	29,762	28,464
•Canada Square Funding Series 2020-2 A 1.30% (SONIA03M IR + 1.25%) 12/17/57	1,972,371	2,699,490
•Canterbury Finance No 1 Series 1 A2 1.40% (SONIA03M IR + 1.35%) 5/16/56	3,097,088	4,216,734
Cheshire 0.95% 8/20/45	2,618,377	3,550,351
•CRSNT 0.91% (LIBOR01M + 0.82%) 4/15/36	4,500,000	4,500,000
♦•CSFB Mortgage-Backed Pass-Through Certificates Series 2003-AR18 2A3 2.15% 7/25/33	2,076	2,067
•Finsbury Square Series 2020-2A A 1.35% (SONIA03M IR + 1.30%) 6/16/70	2,837,575	3,864,381
•Gemgarto Series 2021-1A A 0.64% (SONIA03M IR + 0.59%) 12/16/67	1,905,401	2,579,155
•Great Hall Mortgages No 1 Series 2006-1 A2B 0.00% (EURIBOR03M + 0.15%) 6/18/38	196,180	226,016
•GSR Mortgage Loan Trust Series 2005-5F 8A1 0.59% (LIBOR01M + 0.50%) 6/25/35	171,244	163,174
Hawksmoor Mortgage Funding Series 2019-1X A 1.10% 5/25/53	1,279,879	1,732,309
•Hawksmoor Mortgages Series 2019-1A A 1.10% (SONIA03M IR + 1.05%) 5/25/53	3,387,915	4,585,525
•Merrill Lynch Mortgage Investors Trust Series 2003-A3 1A 1.94% 5/25/33	6,957	6,897
•MFA Series 2021-RPL1 A1 1.13% 7/25/60	3,305,017	3,293,786
•MFRA Trust Series 2020-NQM2 A1 1.38% 4/25/65	1,500,186	1,507,338
•New Residential Mortagage Loan
Series 2018-3A A1 4.50% 5/25/58	531,396	579,102
Series 2019-RPL3 A1 2.75% 7/25/59	4,265,901	4,402,675
•New Residential Mortgage Loan Trust Series 2020-RPL1 A1 2.75% 11/25/59	3,602,489	3,692,641
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•New York Mortgage Trust Series 2005-3 A1 0.57% (LIBOR01M + 0.48%) 2/25/36	252,735	$ 247,704
φPretium Mortgage Credit Partners Series 2021-RN1 A1 1.99% 2/25/61	2,177,255	2,175,083
•Sequoia Mortgage Trust Series 2004-6 A1 1.59% 7/20/34	5,213	5,063
•Silverstone Master Issuer Series 2019-1A 1A 0.70% (LIBOR03M + 0.57%) 1/21/70	165,000	165,030
Stratton Mortgage Fundingstar 0.95% 7/20/60	926,946	1,255,892
•Structured Asset Mortgage Investments II Trust Series 2005-AR5 A3 0.59% (LIBOR01M + 0.50%) 7/19/35	153,217	146,610
Trinity Square Series 2021-1A A 0.90% 7/15/59	3,419,068	4,628,656
Total Non-Agency Collateralized Mortgage Obligations (Cost $53,783,241)		54,933,005
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–4.34%
•Bancorp Commercial Mortgage Trust Series 2019-CRE6 A 1.21% (LIBOR01M + 1.16%) 9/15/36	167,900	167,796
•BSREP Commercial Mortgage Trust Series 2021-DC A 1.03% (LIBOR01M + 0.95%) 8/15/38	3,700,000	3,703,477
•BX Series 2021-MFM1 A 0.78% (LIBOR01M + 0.70%) 1/15/34	4,400,000	4,402,753
•BXMT Series 2020-FL3 A 1.56% (LIBOR01M + 1.51%) 3/15/37	3,600,000	3,613,081
•GCT Commercial Mortgage Trust Series 2021-GCT A 0.88% (LIBOR01M + 0.80%) 2/15/38	900,000	900,894
•GPMT Series 2021-FL3 A 1.34% (LIBOR01M + 1.25%) 7/16/35	3,922,747	3,922,780
•JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-FL12 A 1.53% (LIBOR01M + 1.45%) 12/15/31	1,419,806	1,409,554
•One New York Plaza Trust Series 2020-1NYP A 1.03% (LIBOR01M + 0.95%) 1/15/26	3,000,000	3,009,372

LVIP PIMCO Low Duration Bond Fund–6

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•PFP Series 2021-8 A 1.10% (LIBOR01M + 1.00%) 8/9/37		4,600,000	$ 4,591,849
•Ready Capital Mortgage Financing Series 2021-FL6 A 1.04% (LIBOR01M + 0.95%) 7/25/36		3,500,000	3,498,904
•STWD Mortgage Trust Series 2021-HTS A 1.13% (LIBOR01M + 1.05%) 4/15/34		4,600,000	4,608,699
Taurus DAC Series 2021-UK1A A 0.90% 5/17/31		2,600,000	3,517,330
WFRBS Commercial Mortgage Trust Series 2014-C25 ASB 3.37% 11/15/47		3,210,281	3,341,540
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $40,820,056)			40,688,029
ΔSOVEREIGN BONDS–4.06%
India—0.08%
•Export-Import Bank of India 1.13% (LIBOR03M + 1.00%) 8/21/22		750,000	751,710
			751,710
Israel—2.00%
Israel Government Bond - Fixed 5.50% 1/31/22	ILS	57,200,000	18,714,484
			18,714,484
Japan—0.92%
Japan Bank for International Cooperation 1.75% 1/23/23		8,500,000	8,659,434
			8,659,434
Republic of Korea—1.06%
Industrial Bank of Korea 2.13% 10/23/24		9,500,000	9,906,250
			9,906,250
Total Sovereign Bonds (Cost $36,347,604)			38,031,878
SUPRANATIONAL BANK–0.29%
International Bank for Reconstruction & Development 0.85% 2/10/27		2,800,000	2,728,240
Total Supranational Bank (Cost $2,800,000)			2,728,240
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATION–17.60%
×U.S. Treasury Notes 0.38% 9/15/24	165,600,000	$164,888,437
Total U.S. Treasury Obligation (Cost $164,813,157)		164,888,437

	Number of Contracts
OPTIONS PURCHASED–0.00%
Centrally Cleared–0.00%
Put Options–0.00%
U.S. Treasury 2 yr Notes Strike price $108, expiration date 11/26/21, notional amount $172,800,000	800	800
		800
Total Options Purchased (Cost $6,632)		800

	Number of Shares
MONEY MARKET FUND–0.48%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.03%)	4,492,599	4,492,599
Total Money Market Fund (Cost $4,492,599)		4,492,599

	Principal Amount°
SHORT-TERM INVESTMENTS—0.10%
U.S. Treasury Obligations–0.10%
≠U.S. Treasury Bills
0.04% 1/4/22	365,000	364,971
0.05% 1/4/22	600,000	599,953
Total Short-Term Investments (Cost $964,890)		964,924

TOTAL INVESTMENTS–108.89% (Cost $1,011,919,105)	1,020,099,178

Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN –(0.01)%

Over-The-Counter–(0.01)%

PUT SWAPTIONS WRITTEN–(0.01)%
✢Markit CDX.NA.IG.S36.V1 Strike price $0.85, expiration date 10/20/21, notional amount $68,000,000GSI	(80,000,000)	(4,775)
LVIP PIMCO Low Duration Bond Fund–7

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
PUT SWAPTIONS WRITTEN (continued)
✢Markit CDX.NA.IG.S36.V1 Strike price $0.80, expiration date 10/20/21, notional amount $13,920,000GSI	(17,400,000)	$(1,209)
✢Markit CDX.NA.IG.S37.V1 Strike price $0.80, expiration date 1/19/22, notional amount $31,200,000MSC	(39,000,000)	(50,095)
		(56,079)
Total Options Written (Premium received $(152,569))		(56,079)

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(8.88%)	(83,263,969)
NET ASSETS APPLICABLE TO 92,965,887 SHARES OUTSTANDING–100.00%	$936,779,130

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
× Fully or partially pledged as collateral for derivatives.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2021. Rate will reset at a future date.
^ Zero coupon security.
φ Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at September 30, 2021.
Δ Securities have been classified by country of origin.
≠ The rate shown is the effective yield at the time of purchase.
✢ Markit’s North America Investment Grade Index, or CDX.NA.IG Index, is composed of 125 of the most liquid North American entities with investment grade credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.

The following foreign currency exchange contracts, futures contracts, reverse repurchase agreements and swap contracts were outstanding at September 30, 2021:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNP	AUD	(18,236,000)	USD	13,387,804	10/5/21	$203,819	$—
BNP	CAD	(41,134,000)	USD	32,643,889	10/4/21	168,262	—
BNP	CAD	1,425,000	USD	(1,124,823)	10/4/21	226	—
BNP	EUR	(42,080,000)	USD	49,767,766	10/4/21	1,020,363	—
BNP	GBP	(28,133,000)	USD	38,704,493	10/4/21	797,971	—
BNP	JPY	1,017,500,000	USD	(9,224,896)	10/4/21	—	(82,263)
JPMC	ILS	(60,359,731)	USD	18,360,800	1/31/22	—	(388,554)
Total Foreign Currency Exchange Contracts						$2,190,641	$(470,817)
LVIP PIMCO Low Duration Bond Fund–8

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
637	Bank Acceptance	$124,183,819	$124,475,203	12/19/22	$—	$(291,384)
673	Bank Acceptance	130,923,101	131,950,418	3/13/23	—	(1,027,317)
(16)	U.S. Treasury 10 yr Notes	(2,105,750)	(2,138,478)	12/21/21	32,728	—
(215)	U.S. Treasury 10 yr Ultra Notes	(31,228,750)	(31,942,363)	12/21/21	713,613	—
1,317	U.S. Treasury 2 yr Notes	289,812,024	289,978,174	12/31/21	—	(166,150)
(1,545)	U.S. Treasury 5 yr Notes	(189,636,681)	(190,132,786)	12/31/21	496,105	—
Total Futures Contracts					$1,242,446	$(1,484,851)

Reverse Repurchase Agreements
Counterparty	Interest Rate	Trade Date	Maturity Date	Principal Amount	Face Value Including Accrued Interest
JPMC-collateralized by U.S. Treasury Notes 0.38% 9/15/24; market value $88,717,148	0.13%	9/30/21	10/1/21	$(88,654,500)	$(88,654,820)
Swap Contracts
Credit Default Swap (CDS) Contracts
Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared:
Protection Purchased
CDX.NA.IG.36-Quarterly[3]	70,500,000	(1.00%)	6/20/26	$(1,719,680)	$(1,680,022)	$—	$(39,658)
CDX.NA.IG.37-Quarterly[3]	83,900,000	(1.00%)	12/20/26	(2,029,021)	(2,084,737)	55,716	—
					(3,764,759)	55,716	(39,658)

Counterparty/ Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
Protection Sold
MSC Barclays Bank-Quarterly	EUR 1,200,000	(1.00%)	12/20/21	$3,120	$1,858	$1,262	$—
Total CDS Contracts					$(3,762,901)	$56,978	$(39,658)
LVIP PIMCO Low Duration Bond Fund–9

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
Interest Rate Floating Swap (IRS) Contracts
Reference Obligation/ Payment Frequency (Floating Rate/Floating Rate)	Notional Amount	Floating Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared:
OIS IRS LIBOR03M/LIBOR01M-Quarterly	24,400,000	(0.13%)[4]	0.08%[5]	1/13/23	$(12,791)	$—	$—	$(12,791)
OIS IRS LIBOR03M/LIBOR01M-Quarterly	18,600,000	(0.13%)[4]	0.08%[5]	1/13/23	(9,844)	—	—	(9,844)
Total IRS Contracts						$—	$—	$(22,635)
The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through September 30, 2021.
[2] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[3] Markit’s North America Investment Grade Index, or CDX.NA.IG Index, is composed of 125 of the most liquid North American entities with investment grade credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.
[4] Rate resets based on LIBOR03M.
[5] Rate resets based on LIBOR01M.

Summary of Abbreviations:
ARM–Adjustable Rate Mortgage
AUD–Australian Dollar
BNP–BNP Paribas
CAD–Canadian Dollar
CLO–Collateralized Loan Obligation
CSFB–Credit Suisse First Boston
EUR–Euro
EURIBOR03M–Euro InterBank Offered Rate EUR 3 Month
GBP–British Pound Sterling
GNMA–Government National Mortgage Association
GSI–Goldman Sachs International
HSBC–Hong Kong and Shanghai Banking Corporation
ILS–Israeli Shekel
IRS–Interest Rate Swap
JPMC–JPMorgan Chase
JPY–Japanese Yen
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
MSC–Morgan Stanley & Co.
OIS–Overnight Index Swap
PJSC–Public Joint Stock Company
REMICs–Real Estate Mortgage Investment Conduits
SOFR–Secured Overnight Financing Rate
SONIA03M–Sterling Overnight Index Average Offered Rate GBP 3 Month
USD–United States Dollar
WF–Wells Fargo
WFRBS–Wells Fargo Royal Bank of Scotland
yr–Year
See accompanying notes.
LVIP PIMCO Low Duration Bond Fund–10

LVIP PIMCO Low Duration Bond Fund
Notes
September 30, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP PIMCO Low Duration Bond Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   Futures contracts and options on futures contracts are valued at the daily quoted settlement prices.   Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value.   Other debt securities, credit default swap (“CDS”) contracts, interest rate swap contracts and interest rate swap option contracts (“Swaptions”) are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP PIMCO Low Duration Bond Fund–11

LVIP PIMCO Low Duration Bond Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Asset-Backed Security	$—	$602,558	$—	$602,558
Agency Collateralized Mortgage Obligations	—	61,052,516	—	61,052,516
Agency Commercial Mortgage-Backed Security	—	1,175,894	—	1,175,894
Agency Obligations	—	64,886,046	—	64,886,046
Corporate Bonds	—	458,716,697	—	458,716,697
Municipal Bonds	—	6,035,923	—	6,035,923
Non-Agency Asset-Backed Securities	—	120,901,632	—	120,901,632
Non-Agency Collateralized Mortgage Obligations	—	54,933,005	—	54,933,005
Non-Agency Commercial Mortgage-Backed Securities	—	40,688,029	—	40,688,029
Sovereign Bonds	—	38,031,878	—	38,031,878
Supranational Bank	—	2,728,240	—	2,728,240
U.S. Treasury Obligation	—	164,888,437	—	164,888,437
Options Purchased	800	—	—	800
Money Market Fund	4,492,599	—	—	4,492,599
Short-Term Investment	—	964,924	—	964,924
Total Investments	$4,493,399	$1,015,605,779	$—	$1,020,099,178
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$2,190,641	$—	$2,190,641
Futures Contracts	$1,242,446	$—	$—	$1,242,446
Swap Contracts	$—	$56,978	$—	$56,978
Liabilities:
Foreign Currency Exchange Contracts	$—	$(470,817)	$—	$(470,817)
Futures Contracts	$(1,484,851)	$—	$—	$(1,484,851)
Reverse Repurchase Agreement	$—	$(88,654,500)	$—	$(88,654,500)
Swap Contracts	$—	$(62,293)	$—	$(62,293)
Options Written	$—	$(56,079)	$—	$(56,079)
During the period ended September 30, 2021, there were no material transfers to or from Level 3 investments.
LVIP PIMCO Low Duration Bond Fund–12